Trade Accounts Receivable, Net - Changes in Allowance for Expected Credit Losses (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade receivables [member]
Disclosure of financial assets [line items]
Balance at the beginning of the period	$ 2,189	$ 2,114	$ 1,375
Effect of adoption of IFRS 9			468
Adjusted balance at the beginning of the period	2,189	2,114	1,843
Allowance for the period	591	709	348
Additions (write-offs) of uncollectible accounts	(613)	(269)	(402)
Addition from business combinations	273		1
Effects of changes in foreign exchange rates	22	(365)	324
Balance at the end of the period	$ 2,462	2,189	$ 2,114
Coca Cola FEMSA Philippines
Disclosure of financial assets [line items]
Additions (write-offs) of uncollectible accounts		$ (82)